Trade Receivables	12 Months Ended
Mar. 31, 2022
Text block [Abstract]
Trade Receivables
(6) Trade Receivables
Trade receivables are classified as financial assets measured at amortized cost.
Trade receivables as of March 31, 2021 and 2022 consist of the following:

	Yen (millions)
	2021	2022

Trade accounts and notes receivable	¥689,347	¥793,022
Other	122,988	112,591
Allowance for impairment losses	(10,521)	(8,845)

Total	¥801,814	¥896,768

The changes in the allowance for impairment losses on trade receivables for the years ended March 31, 2020, 2021 and 2022 are as follows:

	Yen (millions)
	2020	2021	2022

Balance at beginning of year	¥12,555	¥11,302	¥10,521

Remeasurement	¥589	¥516	¥260
Write-offs	(971)	(1,312)	(2,648)
Exchange differences on translating foreign operations	(871)	15	712

Balance at end of year	¥11,302	¥10,521	¥8,845